Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [abstract]
Goodwill	£ 77	£ 222	£ 100
Intangible assets	56	189	111
Property, plant and equipment		1
Current assets	3	12	9
Current liabilities	(16)	(20)	(23)
Deferred tax	(2)	(35)	(19)
Net assets acquired	118	369	178
Consideration (after taking account of £7m (2016: £10m; 2015: £3m) net cash acquired)	118	369	178
Less: consideration deferred to future years	(1)	(15)	(20)
Less: acquisition date fair value of equity interest		(18)
Net cash flow	£ 117	£ 336	£ 158